LONG-TERM INVESTMENTS - Available-for-sale securities (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 02, 2019	Jun. 25, 2018	Dec. 31, 2019	Dec. 31, 2018
Beijing Borderless
AVAILABLE-FOR-SALE SECURITY
Equity interest acquired		20.00%
Equity method investments, cash consideration		$ 436
Unrealized holding gains or losses			$ 0	$ 0
Beijing Rui Le
AVAILABLE-FOR-SALE SECURITY
Equity interest acquired	16.00%
Equity method investments, cash consideration	$ 575
Unrealized holding gains or losses	$ 0